Employee Benefit Plans (Actual & Target Allocation of Fair Value by Asset Class) (Details) - Domestic Plan [Member]	Dec. 31, 2017	Dec. 31, 2016
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	100.00%
Actual	100.00%	100.00%
Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	80.00%
Actual	100.00%	79.00%
Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	20.00%
Actual	0.00%	21.00%